Inventories (Details Narrative)	12 Months Ended
Apr. 30, 2021 lb $ / lb $ / lb
Statement Line Items [Line Items]
Number of inventories acquired | lb	348,068
Inventory price	35.62
United States of America, Dollars
Statement Line Items [Line Items]
Inventory price	28.73